Advance to Suppliers and Other (Tables)	12 Months Ended
Dec. 31, 2024
Advance to Suppliers and Other [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers and other as of December 31, 2024 and 2023 consisted of the following:

	2024	2023
Advance to suppliers	$8,548,744	$1,747,551
Advance payment for potential factory lease	1,000,000	1,000,000
Less: allowance for doubtful accounts	(111,004)	-
Total	9,437,740	2,747,551